Schedule of other income (expenses) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income
Income from grant, net	R$ 13,548	R$ 17,427	R$ 21,572
Fines on telecommunications services	58,793	37,490	50,499
Revenue on disposal of assets (ii)	2,711,535	5,375	2,214
PIS/COFINS credits (i)			1,795,000
Other income	65,482	68,651	83,558
Total Revenue	2,849,358	128,943	1,952,843
Expenses
FUST/FUNTTEL (iii)	(134,962)	(133,378)	(137,169)
Taxes, fees and contributions	(2,274)	(10,316)	(4,024)
Provision for legal and administrative proceedings, net of reversal	(248,987)	(290,789)	(466,460)
Expense on disposal of assets (ii)	(1,942,791)	(13,538)	(7,055)
Other expenses	(22,573)	(32,776)	(62,593)
Total Expenses	(2,351,587)	(480,797)	(677,301)
Other income (expenses), net	R$ 497,771	R$ (351,854)	R$ 1,275,542